EMPLOYEE BENEFITS (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		₪ 3,899
Expected return on the plan assets		139	₪ 130
Closing defined benefit assets		3,985	3,899
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Expected return on the plan assets | $	$ 40
Closing defined benefit assets | $	1,149
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		3,899	3,678
Expected return on the plan assets		139	(130)
Changes in financial assumptions		(63)	(156)
Employer contribution		803	939
Benefits paid		(814)	(663)
Interest losses on severance payment allocated to remuneration benefits		21	(29)
Closing defined benefit assets		₪ 3,985	₪ 3,899
Plan assets [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets | $	1,125
Expected return on the plan assets | $	40
Changes in financial assumptions | $	(18)
Employer contribution | $	232
Benefits paid | $	(235)
Interest losses on severance payment allocated to remuneration benefits | $	6
Closing defined benefit assets | $	$ 1,150